Annual Fund Operating Expenses - (Allspring Income Plus Fund)	Apr. 17, 2023
(Allspring Income Plus Fund - Classes A and C) | Class A
Prospectus [Line Items]
Management Fees	0.53%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	(0.36%)
Total Annual Fund Operating Expenses After Fee Waivers	0.72%	[1]
(Allspring Income Plus Fund - Classes A and C) | Class C
Prospectus [Line Items]
Management Fees	0.53%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.83%
Fee Waivers	(0.36%)
Total Annual Fund Operating Expenses After Fee Waivers	1.47%	[1]
(Allspring Income Plus Fund - Administrator Class) | Administrator Class
Prospectus [Line Items]
Management Fees	0.53%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers	0.67%	[2]
Allspring Income Plus Fund - Institutional Class | Institutional Class
Prospectus [Line Items]
Management Fees	0.53%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers	0.40%	[3]

[1]	The Manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.71% for Class A and 1.46% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.66% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Manager has contractually committed through January 31, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.39% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.